Restrictions on Dividends, Loans and Advances - Additional Information (Detail) (USD $)	Dec. 31, 2013
Disclosure Restrictions On Dividends Loans And Advances Narrative [Abstract]
Dividends payable by parent	$ 23,580,000
Funds available for loans or advances	$ 122,401,000